Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of property and equipment, net

	Successor	Predecessor
	December 31,	December 31,
	2023	2022
Furniture and fixtures	$199	$199
Equipment	237	237
Leasehold improvements	66	66
Property and equipment	502	502
Accumulated depreciation	(170)	(71)
Property and equipment, net	$332	$431

Schedule of other accrued expenses

	December 31,
	2023	2022
	Successor	Predecessor
Legal expenses	$1,867	$—
Excise tax liability	569	—
Operating lease liability - short term portion	278	257
Daewoong vial usage	33	202
Remaining other accrued expenses	843	281
Total other accrued expenses	$3,590	$740

Schedule of basic and diluted net loss per share

Year ended December 31, 2022 (Predecessor)
Net loss available to common stockholders	$(52,556)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.38)

Period from January 1, 2023 to July 21, 2023 (Predecessor)
Net loss available to common stockholders	$(60,678)
Weighted average common shares outstanding, basic and diluted	138,848,177
Net loss per share attributable to common stockholders, basic and diluted	$(0.44)

Period from July 22, 2023 to December 31, 2023 (Successor)
Net income available to common stockholders	$24,046
Weighted average common shares outstanding, basic and diluted	37,159,600
Net income per share attributable to common stockholders, basic and diluted	$0.65

Schedule of potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an anti-dilutive impact

	December 31,
	2023	2022
	Successor	Predecessor
Warrants	14,479,999	—
Contingent consideration	16,000,000	—
Contingent founder shares	3,450,000	—
Convertible preferred stock outstanding	—	21,257,708
Convertible preferred stock warrants outstanding	—	342,011
Common stock options and restricted stock units	4,888,537	9,694,890
	38,818,536	31,294,609